Loan Receivable and Accrued Interest (Tables)	6 Months Ended
Sep. 30, 2022
Loan Receivable And Accrued Interest [Abstract]
Schedule of loan receivable and accrued interest
	September 30, 2022 (Unaudited)	March 31, 2022

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Total	$1,581,000	$1,581,000